37. THE ANNUAL TARIFF ADJUSTMENT	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [abstract]
THE ANNUAL TARIFF ADJUSTMENT

37. THE ANNUAL TARIFF ADJUSTMENT

On May 28, 2019, the regulator (Aneel) approved the Annual Tariff Adjustment for Cemig D. This provided a tariff increase of 8.73%, whereas 1.60% corresponded to Cemig D’s manageable costs (Portion B) and the remaining portion, of 7.13%, has zero economic effect, not affecting profitability, since it represents direct pass-through, within the tariff, relating to the following items: (i) increase of 0.34% in non-manageable (‘Parcel A’) costs – mainly purchase of energy supply and transmission charges; (ii) ) increase of  9.24% in the financial components of the current process, led by the CVA currently being processed, which had an effect of 10.79%; and (iii) 2.45% was withdrawn from the financial components of the prior process. The increase is in effect from May 28, 2019 to May 27, 2020.